Subsidiaries (Narrative) (Details) ₪ / shares in Units, $ in Thousands, ₪ in Millions		1 Months Ended																						12 Months Ended
		Aug. 16, 2024 USD ($)	Jul. 31, 2024 ILS (₪) ₪ / shares shares	Jul. 31, 2024 USD ($)	Apr. 17, 2024 ILS (₪)	Apr. 17, 2024 USD ($)	Jul. 31, 2023 USD ($)	Mar. 30, 2023 ILS (₪)	Mar. 30, 2023 USD ($)	Jan. 31, 2023 ILS (₪) MW-M	Sep. 30, 2022 ILS (₪) ₪ / shares shares	Sep. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 22, 2022 ILS (₪) ₪ / shares shares	Jul. 22, 2022 USD ($)	Oct. 31, 2021 ILS (₪) shares	Oct. 31, 2021 USD ($) shares	Sep. 30, 2021 ILS (₪) ₪ / shares shares	Sep. 30, 2021 USD ($) shares	Feb. 21, 2021 ILS (₪)	Feb. 21, 2021 USD ($)	Jan. 25, 2021 USD ($)	Oct. 31, 2020 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 05, 2023 USD ($)	Mar. 30, 2023 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2021 ILS (₪) ₪ / shares shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Selling, general and administrative expense																									$ 95,949		$ 84,715	$ 99,936
Non-controlling interests																													$ 1,051,636	$ 866,915
Accumulated profit																													1,491,197	1,087,041
Distributed dividends																									$ 200,551		$ 150,365
Equity investments																												1,079,417	$ 1,458,625	703,156
Assets amortization years																								27 years					27 years
Impairment loss on financial assets					₪ 31	$ 8,000
Maximum [Member]
Disclosure of subsidiaries [line items]
Weighted average cost of capital																								8.00%	8.00%
Opc Gat Power Plant [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred								₪ 870																								$ 242,000
Consideration after working capital adjustments								270																								75,000
Amount of investment undertakings and provision for shareholders loans								303	$ 84,000
Deferred consideration								₪ 285																₪ 300					$ 83,000			$ 79,000
Discount rate applied to cash flow projections								8.00%																								8.00%
Opc Gat Power Plant [Member] | Minimum [Member]
Disclosure of subsidiaries [line items]
Discount rate applied to cash flow projections								8.00%																								8.00%
Opc Gat Power Plant [Member] | Maximum [Member]
Disclosure of subsidiaries [line items]
Discount rate applied to cash flow projections								8.75%																								8.75%
Mountain Wind Power Plant [Member]
Disclosure of subsidiaries [line items]
Approximate consideration transferred																															$ 175,000
Increase In Facility | ₪										₪ 100
Power Plant Capacity | MW-M										81.5
Mountain Wind Power Plant [Member] | Minimum [Member]
Disclosure of subsidiaries [line items]
Discount rate applied to cash flow projections										5.75%
Assets amortization years										13 years
Useful life of property, plant, and equipment										20 years
Mountain Wind Power Plant [Member] | Maximum [Member]
Disclosure of subsidiaries [line items]
Discount rate applied to cash flow projections										6.25%
Assets amortization years										17 years
Useful life of property, plant, and equipment										29 years
Kenon [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests																														136,000
Accumulated profit																														58,000
Number of shares issued | shares														3,898,000
Kenon [Member] | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Percentage of remaining shares sold																58.80%	58.80%
Non-controlling interests																	$ 41,000
Accumulated profit																	60,000
Issue of equity																₪ 206	$ 64,000
Number of shares issued upon exercise of Rights | shares																8,000,000	8,000,000
CPV Group [Member]
Disclosure of subsidiaries [line items]
Approximate consideration transferred																						$ 648,000
Deposits at acquisition date																						$ 5,000
Proportion of ownership interest in joint venture																						70.00%
Investment in subsidiary																							₪ 103														$ 32,000
Identifiable assets and liabilities																						$ 580,000
Goodwill																						$ 105,000
Opc Israel [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests																								80.00%	80.00%
Veridis [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests																								20.00%	20.00%
Opc Member
Disclosure of subsidiaries [line items]
Increase Decrease In Equity Interest Percentage																										4.00%	4.00%
Non-controlling interests																												$ 697,433	1,051,754	866,915			$ 104,000
Accumulated profit																																	$ 38,000
Number of shares issued | shares			31,250,000								12,500,000			9,443,800				43
Shares Issued Price Per Share 1 | ₪ / shares			₪ 0.01								₪ 0.01			₪ 0.01
Issue of equity			₪ 800									$ 141,000	$ 39,000
Issuance expenses				$ 6,000								$ 1,000
Proportion of ownership interest in subsidiary	[1]																							59.73%	59.73%	59.97%	59.97%	56.20%
Opc Member | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares																		13,174,419
Shares Issued Price Per Share 1 | ₪ / shares																		₪ 0.01
Right unit price per share for three shares | ₪ / shares																		75
Right unit price per share | ₪ / shares																		₪ 25
Proceeds from exercise of rights																		₪ 329	$ 102,000
Number of shares issued upon exercise of Rights | shares																		13,141,040	13,141,040
Percentage of total shares offered in rights offering																		99.70%	99.70%
Opc Member | Offerees [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests																																		₪ 63	$ 42,000
Number of shares issued | shares																																		34	34
Opc Member | Altshuler Shaham Ltd [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares																																		10,300,000	10,300,000
Shares Issued Price Per Share 1 | ₪ / shares																																		₪ 0.01
Opc Member | Minimum [Member]
Disclosure of subsidiaries [line items]
Increase Decrease In Equity Interest Percentage																								54.50%	54.50%	55.00%	55.00%	59.00%
Opc Member | Maximum [Member]
Disclosure of subsidiaries [line items]
Increase Decrease In Equity Interest Percentage																								54.70%	54.70%	59.00%	59.00%	55.00%
Opc Member | Kenon [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares			16,707,400
Issue of equity				118,000
Opc Member | NIS [Member]
Disclosure of subsidiaries [line items]
Issue of equity				$ 220,000							₪ 500			₪ 331	$ 94,000
Issuance expenses			₪ 21								₪ 6			₪ 9	$ 2,000
Opc Member | NIS [Member] | Offerees [Member]
Disclosure of subsidiaries [line items]
Issue of equity																				₪ 350	$ 106,000
Issuance expenses																				₪ 4	$ 1,000
OPC Power [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																							70.00%
Additional period of license																								10 years	10 years
Investment in subsidiary																								₪ 565					150,000							$ 657,000	$ 1,215,000
Bear Interest Rate																								7.00%	7.00%
Aggregate amount of investments and owners' loans																								₪ 175	$ 45,000	₪ 127	$ 38,000
Percentage of loans holding and transferred																								99.99%	99.99%
Equity investments																										409				122,000
Total investments in Partnership’s equity																										2,741				779,000
Outstanding Balance Of Loans																										₪ 953				$ 271,000
Increase In Facility							$ 100,000																		$ 70,000
OPC Power [Member] | Clal Insurance Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																							12.75%
OPC Power [Member] | Migdal Insurance Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																							12.75%
OPC Power [Member] | Poalim Capital Markets [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																							4.50%
Opc Holds Interest Member
Disclosure of subsidiaries [line items]
Investment in subsidiary																																				$ 204,000
CPV Group LP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																								70.00%	70.00%	70.00%	70.00%
Revenue of combined entity as if combination occurred at beginning of period																											$ 51,000
Profit (loss) of combined entity as if combination occurred at beginning of period																											$ 47,000
Opc Holdings Israel Ltd [Member]
Disclosure of subsidiaries [line items]
Purchase price																								₪ 452					129,000
Proportion of ownership interests held by non-controlling interests																								100.00%	100.00%
Proportion of ownership interest in subsidiary																								80.00%	80.00%	80.00%	80.00%
Opc Holdings Israel Ltd [Member] | Rotem [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																								80.00%	80.00%
Original Transaction Amount																								₪ 400					118,000
Opc Holdings Israel Ltd [Member] | Opc Israel [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																								20.00%	20.00%
Original Transaction Amount																								₪ 425					125,000
Harrison Street transaction [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred		$ 897,000
Approximate consideration transferred		200,000
Deposits at acquisition date		100,000
Investment in subsidiary		$ 300,000
Percentage consideration of acquisition		33.33%
Pre-money valuation		$ 600,000
Percentage of fair value of total consideration transferred		66.67%
Operating project fair value of total consideration transferred acquisition date		$ 594,000																											$ 594,000
Annual long-term inflation rate		2.20%
Harrison Street transaction [Member] | Minimum [Member]
Disclosure of subsidiaries [line items]
Weighted average cost of capital		6.25%
Harrison Street transaction [Member] | Maximum [Member]
Disclosure of subsidiaries [line items]
Weighted average cost of capital		7.00%

[1]	The NCI percentage represents the effective NCI of the Group